Stock-Based Compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Feb. 01, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Intrinsic value of options exercised					$ 2,096
Incremental stock based compensation recognizable on event of business combination		$ 1,400			$ 1,400
Expected Additional Stock Based Compenastion to Recognize Associated With Number Of Options Vest Based On Liquidity And Service Condition		292,650
Number Of Options Not Vested On Which Performance Condition Not Met		292,650			292,650
Number of options granted					3,811,151
Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		19,803,226			19,803,226
Performance Based Options [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment award fair value assumptions grant date fair value on high level of performance		$ 200			$ 200
Share based payment award fair value assumptions grant date modification fair value		2,100			$ 2,100
Share-based compensation arrangement by share based payment award modified vesting date					Mar. 31, 2022
Share based payment award fair value assumptions grant date fair value on non probable outcome		$ 0			$ 0
2012 Stock Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		20,337,715			20,337,715	20,337,715
Share based compensation arrangement by share based payment award number of shares available for granted		1,701,678			1,701,678	5,053,403
Share based compensation arrangement by Share based payment award purchase price of fair market value Common Stock Percent					100.00%	100.00%
Award expiration period					10 years	10 years
Vested in Period, Fair Value					$ 25,000	$ 11
2012 Stock Incentive Plan [Member] | Independent Directors [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vested in Period, Fair Value					$ 84
2012 Stock Incentive Plan [Member] | Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted average grant date fair value of stock options granted					$ 1.92	$ 0.6
Share based payment arrangement nonvested award option cost not yet recognized amount		$ 9,400			$ 9,400
Share based payment arrangement nonvested award cost not yet recognized period for recognition					2 years 10 months 24 days
Intrinsic value of options exercised					$ 2,100	$ 100
Restricted stock awards granted					87,809
2012 Stock Incentive Plan [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period					5 years
2012 Stock Incentive Plan [Member] | Maximum [Member] | Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period					4 years
2012 Stock Incentive Plan [Member] | Minimum [Member] | Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period					2 years
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Intrinsic value of options exercised			$ 250
Incremental stock based compensation recognizable on event of business combination			1,400
Share based payment award fair value assumptions grant date modification fair value			$ 2,200
Share-based compensation arrangement by share based payment award modified vesting date			Mar. 31, 2022
Number of options granted			6,713,069
Number of shares subject to vest for additional stock-based compensation recognized			292,469
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Performance Based Options [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment award fair value assumptions grant date fair value on high level of performance			$ 200
Share based payment award fair value assumptions grant date fair value on non probable outcome						$ 0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Restricted Stock [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vested in Period, Fair Value			$ 13	$ 8
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | 2022 Equity And Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	31,750,000
Share based compensation arrangement by Share based payment award purchase price of fair market value Common Stock Percent	100.00%
Award expiration period	10 years
Award vesting period	5 years
Number of options granted			6,713,069
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | 2022 Equity And Incentive Plan [Member] | Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted average grant date fair value of stock options granted			$ 3.56	$ 0.8
Share based payment arrangement nonvested award option cost not yet recognized amount			$ 32,200
Share based payment arrangement nonvested award cost not yet recognized period for recognition			3 years 6 months
Intrinsic value of options exercised			$ 1,100	$ 200